Accounts Payable and Other Current Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Regulatory liabilities (Note 12)	$ 51	$ 139
Lease obligations		12
Nonrelated Party
Related Party Transaction [Line Items]
Accrued liabilities	855	683
Accounts payable	334	295
Accrued interest	149	120
Regulatory liabilities (Note 12)	51	139
Environmental liabilities (Note 20)	38	25
Lease obligations	12	12
Total	$ 1,439	$ 1,274